Principal Accounting Policies (Marketable Securities) (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Unrealized (loss) / gain on marketable securities	$ 543	3,384	(1,540)	(3,842)